Derivative Instruments - Schedule of Hedges to Payroll Expenses (Details) - Designated as Hedging Instrument - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Derivative [Line Items]
Derivative, notional amount	$ 46,457	$ 28,075
Foreign Exchange Option [Member]
Derivative [Line Items]
Derivative, notional amount	35,433	24,580
Foreign Exchange Forward [Member]
Derivative [Line Items]
Derivative, notional amount	11,024	3,495
Fair Value, Inputs, Level 2
Derivative [Line Items]
Derivative, Fair Value, Net	1,782	442
Fair Value, Inputs, Level 2 | Foreign Exchange Option [Member]
Derivative [Line Items]
Derivative, Fair Value, Net	1,461	346
Fair Value, Inputs, Level 2 | Foreign Exchange Forward [Member]
Derivative [Line Items]
Derivative, Fair Value, Net	$ 321	$ 96